Share Capital (Details 1) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Dividend per share (in absolute Rs.)	₨ 30	₨ 25	₨ 25
Dividend paid during the year	₨ 4,979	₨ 4,146	₨ 4,147
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividend paid during the year	₨ 4,979	₨ 4,146	₨ 4,147